SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Fixed Assets
Years

Electronic equipment	3-7
Office furniture and equipment	7-15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of estimated useful lives of the intangible assets
Weighted Average Useful Life (Years)
Technology	7
Customer relationships	10
Backlog	Per occurrence
IPR&D	(*)
(*)	Will be determined upon successful launch of the related product.

Weighted Average Assumptions Used in Determining Fair Market Value of Options
	2 0 1 5	2 0 1 4	2 0 1 3
Risk-free interest rate	1.41%	1.61%	1.35%
Expected life of options	4.62 years	4.75 years	4.75 years
Expected volatility	35.67%	45.29%	68.13%
Expected dividend yield	0%	0%	0%